Income Taxes (Net Deferred Tax Liability) (Details) - CAD ($) $ in Millions	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Income Taxes [Abstract]
Deferred tax assets	$ 4	$ 4
Deferred tax liabilities	(1,894)	(1,858)
Net deferred tax liability	$ (1,890)	$ (1,854)	$ (1,908)